Quarterly Holdings Report
for
Fidelity® Balanced K6 Fund
May 31, 2022
BAL-K6-NPRT3-0722
1.9893901.102
Common Stocks - 68.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	47,646	1,014,383
Liberty Global PLC Class C (a)	48,986	1,244,734
		2,259,117
Entertainment - 0.9%
Activision Blizzard, Inc.	26,813	2,088,196
Cinemark Holdings, Inc. (a)	24,936	423,413
Netflix, Inc. (a)	10,462	2,065,617
Sea Ltd. ADR (a)	13,416	1,108,967
Take-Two Interactive Software, Inc. (a)	8,495	1,057,882
The Walt Disney Co. (a)	29,365	3,243,071
Warner Bros Discovery, Inc. (a)	1,849	34,114
		10,021,260
Interactive Media & Services - 4.4%
Alphabet, Inc.:
Class A (a)	7,219	16,424,958
Class C (a)	6,427	14,658,573
Meta Platforms, Inc. Class A (a)	82,586	15,991,953
Snap, Inc. Class A (a)	87,156	1,229,771
Tongdao Liepin Group (a)	200,267	306,250
Twitter, Inc. (a)	17,271	683,932
		49,295,437
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	33,446	380,615
Comcast Corp. Class A	38,953	1,724,839
Liberty Broadband Corp. Class C (a)	10,876	1,361,349
		3,466,803
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	33,095	4,411,233
TOTAL COMMUNICATION SERVICES		69,453,850
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.1%
Adient PLC (a)	19,016	672,976
Automobiles - 1.1%
Ferrari NV	3,535	689,219
Tesla, Inc. (a)	14,726	11,166,137
		11,855,356
Distributors - 0.1%
LKQ Corp.	25,046	1,287,114
Diversified Consumer Services - 0.2%
Frontdoor, Inc. (a)	112,616	2,786,120
Hotels, Restaurants & Leisure - 1.3%
ARAMARK Holdings Corp.	4,199	144,740
Booking Holdings, Inc. (a)	1,647	3,695,143
Caesars Entertainment, Inc. (a)	17,064	856,101
Churchill Downs, Inc.	7,801	1,579,156
Compass Group PLC	41,773	936,398
Domino's Pizza, Inc.	2,879	1,045,566
Las Vegas Sands Corp. (a)	27,588	978,270
Marriott International, Inc. Class A	19,720	3,383,558
McDonald's Corp.	8,828	2,226,510
Sweetgreen, Inc. Class A (b)	1,939	35,445
		14,880,887
Household Durables - 0.3%
Lennar Corp. Class A	28,280	2,269,470
Mohawk Industries, Inc. (a)	5,365	758,933
		3,028,403
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	10,939	26,299,434
Cazoo Group Ltd. (a)(c)	5,700	7,310
Deliveroo PLC Class A (a)(d)	11,857	14,071
eBay, Inc.	40,392	1,965,879
Farfetch Ltd. Class A (a)	20,248	181,625
		28,468,319
Multiline Retail - 0.4%
Dollar General Corp.	12,945	2,852,301
Nordstrom, Inc.	29,640	783,385
Ollie's Bargain Outlet Holdings, Inc. (a)	5,843	274,446
		3,910,132
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	3,068	516,344
Industria de Diseno Textil SA	58,100	1,400,489
Lowe's Companies, Inc.	35,276	6,889,403
The Home Depot, Inc.	14,036	4,249,399
TJX Companies, Inc.	57,895	3,680,385
		16,736,020
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	8,696	423,843
LVMH Moet Hennessy Louis Vuitton SE	610	393,832
NIKE, Inc. Class B	14,600	1,735,210
PVH Corp.	8,861	627,979
Tapestry, Inc.	50,498	1,742,181
		4,923,045
TOTAL CONSUMER DISCRETIONARY		88,548,372
CONSUMER STAPLES - 4.4%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	1,286	456,916
Celsius Holdings, Inc. (a)	954	64,004
Constellation Brands, Inc. Class A (sub. vtg.)	10,587	2,598,791
Duckhorn Portfolio, Inc. (a)	9,372	184,160
Keurig Dr. Pepper, Inc.	9,769	339,375
Monster Beverage Corp. (a)	22,624	2,016,251
PepsiCo, Inc.	32,811	5,504,045
Pernod Ricard SA	2,602	509,791
The Coca-Cola Co.	100,805	6,389,021
		18,062,354
Food & Staples Retailing - 1.1%
Albertsons Companies, Inc.	23,826	727,884
Cake Box Holdings PLC	10,957	26,095
Costco Wholesale Corp.	9,863	4,598,328
Grocery Outlet Holding Corp. (a)	5,539	211,867
U.S. Foods Holding Corp. (a)	42,542	1,408,991
Walmart, Inc.	38,336	4,931,160
		11,904,325
Food Products - 0.6%
Bunge Ltd.	2,983	352,949
Darling Ingredients, Inc. (a)	4,745	379,932
Freshpet, Inc. (a)	3,729	268,376
Hotel Chocolat Group Ltd. (a)	5,459	22,700
Lamb Weston Holdings, Inc.	6,378	431,025
Local Bounti Corp. (a)(b)	29,982	162,802
McCormick & Co., Inc. (non-vtg.)	11,263	1,044,305
Mondelez International, Inc.	43,625	2,772,805
Sovos Brands, Inc.	10,738	151,621
The Hershey Co.	5,426	1,148,738
TreeHouse Foods, Inc. (a)	5,997	246,597
		6,981,850
Household Products - 0.9%
Procter & Gamble Co.	63,505	9,391,119
The Clorox Co.	4,418	642,200
		10,033,319
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	5,542	1,411,270
Olaplex Holdings, Inc.	3,039	48,989
The Honest Co., Inc.	4,897	16,846
		1,477,105
Tobacco - 0.1%
Philip Morris International, Inc.	8,836	938,825
TOTAL CONSUMER STAPLES		49,397,778
ENERGY - 3.4%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	9,833	353,791
Halliburton Co.	47,893	1,939,667
Liberty Oilfield Services, Inc. Class A (a)	23,983	390,203
Schlumberger Ltd.	19,806	910,284
U.S. Silica Holdings, Inc. (a)	14,841	262,389
Weatherford International PLC (a)	8,003	270,822
		4,127,156
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd.	48,202	3,190,093
Delek U.S. Holdings, Inc. (a)	8,642	252,001
Exxon Mobil Corp.	134,732	12,934,272
Genesis Energy LP	79,471	972,725
Harbour Energy PLC	29,020	140,495
Hess Corp.	25,341	3,118,717
Imperial Oil Ltd.	37,721	2,066,103
Kosmos Energy Ltd. (a)	134,617	1,041,936
Marathon Oil Corp.	31,626	994,005
MEG Energy Corp. (a)	185,124	3,230,175
Phillips 66 Co.	14,402	1,451,866
Tourmaline Oil Corp.	25,738	1,588,823
Valero Energy Corp.	19,308	2,502,317
		33,483,528
TOTAL ENERGY		37,610,684
FINANCIALS - 7.7%
Banks - 3.7%
Bank of America Corp.	251,501	9,355,837
BankUnited, Inc.	4,494	187,220
BNP Paribas SA (b)	13,089	749,157
Citizens Financial Group, Inc.	17,958	743,102
Comerica, Inc.	10,306	857,562
Eurobank Ergasias Services and Holdings SA (a)	658,584	736,867
First Horizon National Corp.	27,646	631,158
JPMorgan Chase & Co.	29,651	3,920,752
M&T Bank Corp.	11,170	2,010,265
Piraeus Financial Holdings SA (a)	148,397	187,988
PNC Financial Services Group, Inc.	10,792	1,893,025
Signature Bank	3,753	811,661
Silvergate Capital Corp. (a)	1,278	100,323
Societe Generale Series A (b)	32,183	867,252
Standard Chartered PLC (United Kingdom)	66,388	527,713
Starling Bank Ltd. Series D (a)(c)(e)	182,820	543,216
SVB Financial Group (a)	1,931	943,429
U.S. Bancorp	81,425	4,321,225
UniCredit SpA	65,465	767,584
Wells Fargo & Co.	237,702	10,879,621
		41,034,957
Capital Markets - 1.4%
Bank of New York Mellon Corp.	102,310	4,768,669
BlackRock, Inc. Class A	3,689	2,468,236
Cboe Global Markets, Inc.	4,966	557,731
Goldman Sachs Group, Inc.	2,162	706,650
Intercontinental Exchange, Inc.	38,874	3,980,309
State Street Corp.	12,859	932,149
StepStone Group, Inc. Class A	19,120	521,211
TMX Group Ltd.	5,055	550,041
Virtu Financial, Inc. Class A	27,696	723,696
		15,208,692
Consumer Finance - 0.5%
American Express Co.	15,328	2,587,673
Capital One Financial Corp.	11,385	1,455,686
OneMain Holdings, Inc.	20,134	887,104
Shriram Transport Finance Co. Ltd.	12,449	188,697
		5,119,160
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc.:
Class A (a)	1	474,050
Class B (a)	10,742	3,394,257
		3,868,307
Insurance - 1.8%
AIA Group Ltd.	21,316	220,838
Arthur J. Gallagher & Co.	12,553	2,032,833
Chubb Ltd.	4,554	962,215
Globe Life, Inc.	15,690	1,530,873
Hartford Financial Services Group, Inc.	37,760	2,737,978
Marsh & McLennan Companies, Inc.	22,282	3,564,006
Prudential PLC	11,365	148,198
The Travelers Companies, Inc.	47,599	8,522,125
Willis Towers Watson PLC	4,529	955,936
		20,675,002
TOTAL FINANCIALS		85,906,118
HEALTH CARE - 9.5%
Biotechnology - 1.3%
Amgen, Inc.	19,445	4,992,309
Horizon Therapeutics PLC (a)	36,484	3,272,250
Legend Biotech Corp. ADR (a)	15,300	647,037
Regeneron Pharmaceuticals, Inc. (a)	4,708	3,129,596
Vertex Pharmaceuticals, Inc. (a)	9,526	2,559,160
		14,600,352
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	57,520	6,756,299
Boston Scientific Corp. (a)	85,355	3,500,409
Demant A/S (a)	22,224	978,454
Edwards Lifesciences Corp. (a)	10,356	1,044,403
Envista Holdings Corp. (a)	36,345	1,564,289
Intuitive Surgical, Inc. (a)	15,233	3,467,640
ResMed, Inc.	14,073	2,863,293
Stryker Corp.	17,437	4,088,977
		24,263,764
Health Care Providers & Services - 2.8%
agilon health, Inc. (a)	85,206	1,627,435
AmerisourceBergen Corp.	29,172	4,515,534
HCA Holdings, Inc.	10,992	2,312,717
Humana, Inc.	5,563	2,526,881
Option Care Health, Inc. (a)	87,921	2,669,282
Surgery Partners, Inc. (a)	66,962	2,624,910
UnitedHealth Group, Inc.	29,207	14,509,453
		30,786,212
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	14,854	8,430,685
Pharmaceuticals - 2.5%
AstraZeneca PLC sponsored ADR	10,205	678,428
Bristol-Myers Squibb Co.	105,768	7,980,196
Eli Lilly & Co.	29,175	9,144,612
Roche Holding AG (participation certificate)	6,268	2,136,079
Royalty Pharma PLC	83,144	3,420,544
UCB SA	2,580	227,563
Zoetis, Inc. Class A	22,427	3,833,447
		27,420,869
TOTAL HEALTH CARE		105,501,882
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	5,204	2,290,332
Northrop Grumman Corp.	4,634	2,168,573
Raytheon Technologies Corp.	31,997	3,043,555
Space Exploration Technologies Corp. Class A (a)(c)(e)	2,000	140,000
The Boeing Co. (a)	45,887	6,029,552
		13,672,012
Air Freight & Logistics - 0.6%
Delhivery Private Ltd. (c)	22,100	135,914
FedEx Corp.	24,607	5,526,240
United Parcel Service, Inc. Class B	6,131	1,117,375
		6,779,529
Building Products - 0.1%
Jeld-Wen Holding, Inc. (a)	32,109	604,612
Commercial Services & Supplies - 0.2%
CoreCivic, Inc. (a)	75,835	975,996
The GEO Group, Inc. (a)	156,378	1,111,848
		2,087,844
Construction & Engineering - 0.1%
AECOM	11,878	829,678
API Group Corp. (a)	22,912	399,814
		1,229,492
Electrical Equipment - 0.4%
Fluence Energy, Inc. (b)	7,758	76,028
Sensata Technologies, Inc. PLC	90,627	4,352,815
		4,428,843
Industrial Conglomerates - 0.8%
3M Co.	12,852	1,918,675
General Electric Co.	85,308	6,678,763
Honeywell International, Inc.	4,267	826,177
		9,423,615
Machinery - 0.9%
Allison Transmission Holdings, Inc.	80,931	3,238,049
Caterpillar, Inc.	23,657	5,106,363
Flowserve Corp.	18,439	580,829
Fortive Corp.	17,875	1,104,139
PACCAR, Inc.	752	65,304
		10,094,684
Marine - 0.1%
Genco Shipping & Trading Ltd.	10,243	258,636
Navios Maritime Partners LP	2,689	80,320
Star Bulk Carriers Corp. (b)	9,501	310,873
		649,829
Professional Services - 0.3%
Dun & Bradstreet Holdings, Inc. (a)(b)	17,015	293,849
Equifax, Inc.	3,102	628,403
Nielsen Holdings PLC	99,686	2,547,974
		3,470,226
Road & Rail - 0.7%
CSX Corp.	18,820	598,288
Norfolk Southern Corp.	15,039	3,604,247
Uber Technologies, Inc. (a)	94,365	2,189,268
Union Pacific Corp.	6,843	1,503,955
		7,895,758
TOTAL INDUSTRIALS		60,336,444
INFORMATION TECHNOLOGY - 17.6%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	29,552	2,094,055
IT Services - 2.6%
Accenture PLC Class A	2,883	860,460
Affirm Holdings, Inc. (a)	9,012	256,842
Block, Inc. Class A (a)	23,442	2,051,409
Capgemini SA	8,358	1,619,578
Cognizant Technology Solutions Corp. Class A	48,845	3,648,722
Dlocal Ltd.	41,316	1,191,140
EPAM Systems, Inc. (a)	3,741	1,266,403
MasterCard, Inc. Class A	5,655	2,023,755
MongoDB, Inc. Class A (a)	6,528	1,548,115
Snowflake, Inc. (a)	4,350	555,278
Thoughtworks Holding, Inc.	24,394	422,260
Thoughtworks Holding, Inc. (d)	6,799	117,691
Twilio, Inc. Class A (a)	8,879	933,804
Visa, Inc. Class A	55,735	11,825,295
Wix.com Ltd. (a)	9,263	583,662
Worldline SA (a)(d)	5,907	241,705
		29,146,119
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	5,607	571,129
ASML Holding NV (Netherlands)	2,655	1,527,833
Lam Research Corp.	6,836	3,554,925
Marvell Technology, Inc.	32,652	1,931,366
MediaTek, Inc.	36,000	1,112,164
Microchip Technology, Inc.	43,213	3,139,424
Micron Technology, Inc.	65,490	4,835,782
NVIDIA Corp.	69,911	13,053,782
NXP Semiconductors NV	13,161	2,497,431
Renesas Electronics Corp. (a)	203,646	2,378,554
Silergy Corp.	6,000	616,059
SolarEdge Technologies, Inc. (a)	6,157	1,679,568
Taiwan Semiconductor Manufacturing Co. Ltd.	199,000	3,759,906
		40,657,923
Software - 7.3%
Adobe, Inc. (a)	17,241	7,180,532
Anaplan, Inc. (a)	16,002	1,049,731
Autodesk, Inc. (a)	12,399	2,575,892
Black Knight, Inc. (a)	7,350	499,139
CCC Intelligent Solutions Holdings, Inc. (a)(c)	3,671	32,855
Coupa Software, Inc. (a)	9,051	622,618
Cvent Holding Corp. (c)	16,168	86,175
Elastic NV (a)	7,375	454,669
Epic Games, Inc. (a)(c)(e)	182	169,260
Five9, Inc. (a)	10,209	987,312
HubSpot, Inc. (a)	5,365	1,811,707
Intuit, Inc.	10,175	4,217,131
Microsoft Corp.	193,122	52,504,082
Otonomo Technologies Ltd. (a)	12,478	16,346
Salesforce.com, Inc. (a)	33,726	5,404,254
Stripe, Inc. Class B (a)(c)(e)	1,800	48,870
Synopsys, Inc. (a)	7,429	2,371,337
Workday, Inc. Class A (a)	7,727	1,207,730
		81,239,640
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	294,140	43,779,798
TOTAL INFORMATION TECHNOLOGY		196,917,535
MATERIALS - 1.9%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	5,275	1,298,494
CF Industries Holdings, Inc.	20,701	2,044,638
DuPont de Nemours, Inc.	11,191	759,309
Ecolab, Inc.	6,229	1,020,995
International Flavors & Fragrances, Inc.	8,451	1,116,969
Linde PLC	6,880	2,233,798
Olin Corp.	16,173	1,064,022
Sherwin-Williams Co.	5,249	1,406,942
Valvoline, Inc.	31,633	1,058,440
		12,003,607
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	2,826	959,088
Summit Materials, Inc. (a)	36,075	985,208
Vulcan Materials Co.	4,904	808,522
		2,752,818
Containers & Packaging - 0.1%
Crown Holdings, Inc.	11,948	1,247,849
Metals & Mining - 0.5%
Alcoa Corp.	7,897	487,403
First Quantum Minerals Ltd.	38,946	1,127,567
Freeport-McMoRan, Inc.	47,127	1,841,723
Newmont Corp.	20,087	1,362,903
Reliance Steel & Aluminum Co.	3,444	669,514
		5,489,110
TOTAL MATERIALS		21,493,384
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	578	95,919
American Tower Corp.	12,195	3,123,505
Corporate Office Properties Trust (SBI)	24,469	676,323
Crown Castle International Corp.	25,509	4,837,782
CubeSmart	13,518	601,957
Equity Lifestyle Properties, Inc.	20,212	1,530,048
Essex Property Trust, Inc.	2,863	812,663
Host Hotels & Resorts, Inc.	30,034	600,380
Invitation Homes, Inc.	32,868	1,239,781
Kilroy Realty Corp.	1,426	86,558
Life Storage, Inc.	2,316	270,416
Mid-America Apartment Communities, Inc.	4,492	813,052
Prologis (REIT), Inc.	20,088	2,560,818
Simon Property Group, Inc.	2,875	329,619
Ventas, Inc.	15,995	907,556
Washington REIT (SBI)	15,998	388,591
Welltower, Inc.	48,290	4,302,156
		23,177,124
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	70,819	1,322,191
WeWork, Inc. (a)	49,639	361,868
		1,684,059
TOTAL REAL ESTATE		24,861,183
UTILITIES - 2.1%
Electric Utilities - 1.4%
Constellation Energy Corp.	17,250	1,070,880
Edison International	22,641	1,582,832
Entergy Corp.	6,318	760,182
Evergy, Inc.	11,985	838,231
Exelon Corp.	46,647	2,292,700
FirstEnergy Corp.	34,353	1,475,805
NextEra Energy, Inc.	49,638	3,757,100
PG&E Corp. (a)	111,390	1,358,958
Southern Co.	31,130	2,355,296
		15,491,984
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	44,798	987,348
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	36,129	1,157,934
Dominion Energy, Inc.	20,476	1,724,489
NiSource, Inc.	22,226	699,008
Public Service Enterprise Group, Inc.	11,298	774,365
Sempra Energy	11,979	1,962,879
		6,318,675
TOTAL UTILITIES		22,798,007
TOTAL COMMON STOCKS (Cost $700,014,315)		762,825,237

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (c)(e)	3,612	56,347

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
ABL Space Systems:
Series B(a)(c)(e)	1,784	121,305
Series B2(c)(e)	1,176	79,963
		201,268
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)(e)	731	75,417

TOTAL INDUSTRIALS		276,685

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (a)(c)(e)	6,103	200,178
Xsight Labs Ltd. Series D (a)(c)(e)	6,632	49,607
		249,785
IT Services - 0.0%
ByteDance Ltd. Series E1 (a)(c)(e)	1,863	249,549

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(e)	18,600	189,153
GaN Systems, Inc.:
Series F1(c)(e)	2,171	14,567
Series F2(c)(e)	1,146	7,690
		211,410
Software - 0.1%
Bolt Technology OU Series E (c)(e)	957	236,299
Databricks, Inc.:
Series G(a)(c)(e)	148	21,615
Series H(c)(e)	858	125,311
Skyryse, Inc. Series B (c)(e)	7,300	180,164
Stripe, Inc. Series H (a)(c)(e)	700	19,005
		582,394
TOTAL INFORMATION TECHNOLOGY		1,293,138

TOTAL CONVERTIBLE PREFERRED STOCKS		1,626,170
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	10,157	831,927

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Checkr, Inc. Series E (e)	4,021	229,197
Gupshup, Inc. (c)(e)	3,298	64,344
		293,541
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,125,468
TOTAL PREFERRED STOCKS (Cost $2,519,727)		2,751,638

U.S. Treasury Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.85% 8/4/22 (g) (Cost $639,030)	640,000	638,899

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(e)(h) (Cost $50,872)	50,872	50,872

Fixed-Income Funds - 30.2%
	Shares	Value ($)
Fidelity High Income Central Fund (i)	0	5
Fidelity Investment Grade Bond Central Fund (i)	3,278,382	337,771,706
TOTAL FIXED-INCOME FUNDS (Cost $372,165,165)		337,771,711

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (j)	12,293,241	12,295,700
Fidelity Securities Lending Cash Central Fund 0.82% (j)(k)	2,216,253	2,216,475
TOTAL MONEY MARKET FUNDS (Cost $14,512,174)		14,512,175

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,089,901,283)	1,118,550,532
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,798,339)
NET ASSETS - 100.0%	1,116,752,193

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	16	Jun 2022	3,305,000	31,362	31,362

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,904,986 or 0.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $373,467 or 0.0% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $398,314.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	80,344
ABL Space Systems Series B2	10/22/21	79,963
Algolia SAS Series D	7/23/21	105,633
Astera Labs, Inc. Series C	8/24/21	62,529
Astranis Space Technologies Corp. Series C	3/19/21	133,783
Beta Technologies, Inc. Series A	4/09/21	53,560
Bolt Technology OU Series E	1/03/22	248,626
ByteDance Ltd. Series E1	11/18/20	204,137
Cazoo Group Ltd.	3/28/21	57,000
CCC Intelligent Solutions Holdings, Inc.	2/02/21	36,710
Cvent Holding Corp.	7/23/21	161,680
Databricks, Inc. Series G	2/01/21	26,250
Databricks, Inc. Series H	8/31/21	189,148
Delhivery Private Ltd.	5/20/21	107,875
Epic Games, Inc.	3/29/21	161,070
GaN Systems, Inc. Series F1	11/30/21	18,410
GaN Systems, Inc. Series F2	11/30/21	9,718
GaN Systems, Inc. 0%	11/30/21	50,872
Gupshup, Inc.	6/08/21	75,409
Skyryse, Inc. Series B	10/21/21	180,164
Space Exploration Technologies Corp. Class A	2/16/21	83,998
Starling Bank Ltd. Series D	6/18/21	326,861
Stripe, Inc. Class B	5/18/21	72,231
Stripe, Inc. Series H	3/15/21	28,088
Xsight Labs Ltd. Series D	2/16/21	53,029

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	4,294,520	278,039,057	270,037,877	23,484	-	-	12,295,700	0.0%
Fidelity High Income Central Fund	5	1	-	-	-	(1)	5	0.0%
Fidelity Investment Grade Bond Central Fund	256,770,649	125,791,398	7,712,149	5,327,296	(254,058)	(36,824,134)	337,771,706	1.0%
Fidelity Securities Lending Cash Central Fund 0.82%	713,545	16,211,948	14,709,018	14,745	-	-	2,216,475	0.0%
Total	261,778,719	420,042,404	292,459,044	5,365,525	(254,058)	(36,824,135)	352,283,886

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.